DISTRIBUTION AGREEMENTS (Schedule Of Distribution Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Distribution Agreements [Line Items]
Distribution agreements, gross	$ 16,560	$ 16,560
Less amortization	(6,001)	(5,281)
Distribution agreements, net	10,559	11,279
Zhejiang Jonway Automobile Co Ltd [Member]
Distribution Agreements [Line Items]
Distribution agreements, gross	14,400	14,400
Better World [Member]
Distribution Agreements [Line Items]
Distribution agreements, gross	$ 2,160	$ 2,160